Subsequent Events	6 Months Ended
Jun. 30, 2018
Subsequent Events [Abstract]
Subsequent Events

NOTE 5 – SUBSEQUENT EVENT

The company has evaluated subsequent events for recognition and disclosure through August 21, 2018 which is the date the financial statements were available to be issued. No other matters were identified affecting the accompanying financial statements and related disclosures.